EMPLOYEE BENEFIT PLANS (Percentage of Pension Plan Assets By Asset Category) (Detail) (Pension Plan, Defined Benefit [Member])	Dec. 31, 2014	Dec. 31, 2013
Pension And Other Employee Benefit Plans [Line Items]
Pension plan assets allocation	100.00%	100.00%
Equity Securities
Pension And Other Employee Benefit Plans [Line Items]
Pension plan assets allocation	48.00%	50.00%
Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Pension plan assets allocation	43.00%	40.00%
Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Pension plan assets allocation	7.00%	7.00%
Other
Pension And Other Employee Benefit Plans [Line Items]
Pension plan assets allocation	2.00%	3.00%